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Legal & General Commodity Strategy Fund
Legal & General Commodity Strategy Fund
Investment Objective
The investment objective of the Legal & General Commodity Strategy Fund (the “Fund”) is to seek long term total return by providing broad commodities exposure.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Legal & General Commodity Strategy Fund	W Shares	Institutional Shares	R Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Legal & General Commodity Strategy Fund		W Shares	Institutional Shares	R Shares
Management Fees		0.15%	0.15%	0.15%
12b-1 Fees		none	none	0.25%
Shareholder Servicing Fees		0.20%	none	0.25%
Other Operating Expenses		0.16%	0.16%	0.16%
Other Expenses	[1]	0.36%	0.16%	0.41%
Total Annual Fund Operating Expenses		0.51%	0.31%	0.81%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement		0.35%	0.15%	0.65%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year. The Fund invests in the Legal & General Commodity Strategy Fund Offshore Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the Fund and the Subsidiary.
[2]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.35%, 0.15% and 0.65% of the average daily net assets of the Fund’s W Shares, Institutional Shares and R Shares, respectively, until February 28, 2025 (the “contractual expense limits”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limits to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limits (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Legal & General Commodity Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
W Shares	36	147
Institutional Shares	15	83
R Shares	66	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is intended for investors that seek exposure to the commodities markets. The Fund seeks to achieve its investment objective primarily by investing the Fund’s assets in a portfolio of commodity-linked investments (the “Commodity-Linked Portfolio”), which are backed by a portfolio of inflation-linked investments (the “Inflation-Linked Portfolio” and together with the Commodity-Linked Portfolio, the “Portfolios” and each, a “Portfolio”). The Inflation-Linked Portfolio may provide liquidity for the Fund or serve as margin or collateral for the Commodity-Linked Portfolio.

The commodity-linked investments in which the Fund invests may include commodity swaps (including excess and total return swaps, which are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, such as a specified commodity), commodity futures contracts, interest rate swaps, and other commodity-related derivative instruments and in more limited cases exchange-traded commodity pools or funds (collectively, “Commodity-Related Investments”). Commodities are real assets, and include, but are not limited to, agricultural products, livestock, precious and industrial metals, and energy products. Exchange-traded funds (“ETFs”) are investment companies that are registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), as open-end funds or unit investment trusts. Exchange-traded commodity pools are similar to ETFs but are not structured as registered investment companies. Shares of exchange-traded commodity pools trade on an exchange and are registered under the Securities Act of 1933, as amended (the “1933 Act”).

With respect to the Commodity-Linked Portfolio, the Adviser typically allocates the Fund’s assets to Commodity-Related Investments that provide exposure to two indexes. The first index aims to mitigate the effects of contango on index performance and as of the date of this Prospectus is comprised of twenty-two exchange-traded futures on physical commodities, representing twenty commodities which are weighted to account for economic significance and market liquidity (the “Physical Commodities Portfolio”). “Contango” refers to a market in which the price for a new futures contract is more than the price of the expiring contract. The second index is composed of futures contracts on gold and it reflects the return of underlying commodity futures price movements (the “Gold Portfolio”). For the avoidance of doubt, the Fund will not directly hold any physical commodities and will generally seek to achieve its investment objective with respect to the Commodity-Linked Portfolio through the use of derivatives.

The Fund invests the remainder of its assets in the Inflation-Linked Portfolio, which includes U.S. Treasury inflation-protected securities (“TIPS”), inflation swaps (which are contracts in which one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index), cash or cash equivalent investments, and ETFs that invest in fixed income securities. Inflation-protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The Fund’s fixed income securities can be of any duration. With respect to the Inflation-Linked Portfolio, the Fund seeks to provide a return that approximates, before fees and expenses, the performance of an index that measures the performance of TIPS issued by the United States government that have an investment grade rating and a minimum of $500 million par amount outstanding, excluding the face amount outstanding of each bond in the index held by the Federal Reserve (the “TIPS Index”). The Fund may not invest in or gain exposure to every asset included in the TIPS Index but instead may invest in or gain exposure to a subset, or “sample,” of the assets included in the TIPS Index, or assets not included in the TIPS Index, whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the TIPS Index as a whole.

The Adviser actively manages the Fund’s exposure to each Portfolio in seeking to gain the desired exposure to commodities and risk/return profile. The Adviser expects, as of the date of this Prospectus, that the Fund’s notional exposure to each Portfolio, as measured by the total dollar value of the assets in each Portfolio and represented by the derivatives in each Portfolio, expressed as a percentage of the Fund’s net assets, will fall within the following ranges.

●    Physical Commodities Portfolio: 55% to 105%

●    Gold Portfolio: 5% to 35%

●    Inflation-Linked Portfolio: 80% to 120%

When determining the Fund’s exposure to a Portfolio, the Adviser may consider, among other things, the diversification of the Portfolio’s underlying assets, costs and covariance with other holdings of the Fund. The Adviser will reallocate the Fund’s assets to each Portfolio as frequently as it deems appropriate in order to achieve the Fund’s investment objective. In general, the Adviser anticipates that it will reallocate the Fund’s assets among the Portfolios on a monthly basis, but the Adviser may reallocate on a more frequent basis if it deems it appropriate. Although all or a significant portion of the Commodity-Linked Portfolio’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio is not designed to replicate the performance of any index. The Fund’s performance will deviate, potentially significantly, from the performance of any index used by the Fund.

The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in the Legal & General Commodity Strategy Fund Offshore Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may have significant exposure to commodities through investments in Commodity-Related Investments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the Adviser.

The Fund’s use of certain Commodity-Related Investments is expected to have a leveraging effect on the Fund. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an instrument and may cause the Fund’s net asset value (“NAV”) to be volatile. A decline in the Fund’s assets due to losses magnified by certain Commodity-Related Investments may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. The Fund, at each Portfolio reallocation, will target notional exposure to commodities and TIPS in aggregate equal to approximately 200% of the Fund’s net assets. A notional exposure of 200% would mean that the value of the commodities and TIPS in the Fund’s portfolio and represented by the Fund’s derivatives would equal two times the NAV of the Fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The following list of risk factors describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Commodity-Related Investments Risk — Exposure to the commodities markets through commodity-related investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

Derivatives Risk — The Fund’s use of swaps and futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk, leverage risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Swap agreements are also subject to counterparty credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Counterparty credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Inflation Protected Securities Risk — Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Counterparty Credit Risk — The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with direct transactions in portfolio securities. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its unsettled or open contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund currently intends to engage in such investment transactions with a single counterparty, which increases the Fund’s exposure to counterparty credit risk. The counterparties with which the Fund may transact generally are major, global financial institutions. The Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting the financial services sector.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Investing in Exchange Traded Products (“ETPs”) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Additionally, the ETPs in which the Fund invests may exit the marketplace or no longer be available for purchase on an exchange and no appropriate substitute may exist, reducing the Adviser’s ability to obtain its desired exposures. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Indexing Risk — The Inflation-Linked Portfolio seeks to provide returns that approximate, before fees and expenses, the performance of the TIPS Index. Accordingly, if the Inflation-Linked Portfolio’s return is properly correlated to the return of the TIPS Index, the Inflation-Linked Portfolio may perform poorly when the TIPS Index performs poorly. The TIPS Index may be subject to errors and mistakes, including with respect to the quality, accuracy and completeness of the data or methods used to compile the TIPS Index, which may not be identified and corrected for a period of time or at all. Such errors may negatively impact the Fund. In addition, there can be no guarantee that the TIPS Index will be maintained indefinitely or that the Fund will be able to continue to utilize the TIPS Index to implement the Fund’s principal investment strategies indefinitely. In such cases, there can be no assurance that any substitute index selected by the Adviser will be similar to the TIPS Index or will perform in a manner similar to the TIPS Index. Unavailability of the TIPS Index could affect adversely the ability of the Fund to achieve its investment objective.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Leverage Risk — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from “qualifying income.” To the extent the Fund invests in Commodity-Related Investments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity-related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC, as described in more detail in the SAI. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund intends to hold certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund expects to receive an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund fails to satisfy the qualifying income requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount distributable to a shareholder negatively affecting the shareholder’s return from an investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Adviser Risk — The Adviser has limited prior experience managing commodity-related portfolios. As a result, investors do not have a track record of managing a commodity-related portfolio from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Performance Information

The Fund is new, and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.lgima.com/funds or by calling toll-free to 833-44-LGIMA.